INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (4,022)		¥ (8,871)		¥ (26,174)
Impairment losses	(1,268)		(8,253)		(8,253)
Intangible Assets, net	24,370		13,516		158,556
Amortization expense of intangible assets	2,512	¥ 16,342	3,121	¥ 1,589
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets, gross	2,874		8,300		18,702
Brand name
INTANGIBLE ASSETS, NET
Intangible assets, gross	17,921				116,600
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	7,719		20,611		50,222
Domain name
INTANGIBLE ASSETS, NET
Intangible assets, gross	204		1,329		1,329
Others
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 942		¥ 400		¥ 6,130